Segment Information - Schedule of Geographic Area Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	$ 661,913	$ 879,387	$ 950,751
Long-lived assets	208,020	193,205	174,991
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	38,223	29,200	22,963
Long-lived assets	114,145	101,111	92,284
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	67,226	57,621	56,605
Long-lived assets	56,629	55,154	49,936
U.S.A. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	549,174	785,319	865,224
Long-lived assets	37,246	36,940	32,771
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	$ 7,290	$ 7,247	$ 5,959